CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 1,590,515	$ 1,411,602
Marketable securities	60,102	50,004
Accounts receivable - net of allowance for credit losses of $354 and $296 as of June 30, 2025 (unaudited) and December 31, 2024, respectively	36,196	25,804
Prepaid expenses and other current assets	87,237	44,836
Total current assets	1,774,050	1,532,246
Property and equipment, net	47,232	41,576
Operating lease right-of-use assets	109,612	94,703
Other long-term assets	33,077	16,983
Total long-term assets	189,921	153,262
Total assets	1,963,971	1,685,508
CURRENT LIABILITIES:
Accounts payable	41,859	35,611
Accrued expenses and other current liabilities	198,429	171,040
Deferred revenue, current	402,794	339,951
Operating lease liabilities, current	29,828	29,013
Total current liabilities	672,910	575,615
Operating lease liabilities, non-current	96,384	77,023
Deferred revenue, non-current	2,299	2,639
Total long-term liabilities	98,683	79,662
Total liabilities	771,593	655,277
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Ordinary shares, no par value – Authorized: 99,999,999 shares as of June 30, 2025(unaudited) and December 31, 2024; Issued and Outstanding: 51,551,462 and 50,773,337 as of June 30, 2025 (unaudited) and December 31,2024, respectively	0	0
Founders’ shares no par value: Authorized: 1 share as of June 30, 2025 (unaudited), and December 31, 2024; Issued and Outstanding: 1 share as of June 30,2025 (unaudited), and December 31, 2024
Additional paid-in capital	1,692,428	1,579,074
Accumulated other comprehensive income	22,984	3,189
Accumulated deficit	(523,034)	(552,032)
Total shareholders’ equity	1,192,378	1,030,231
Total liabilities and shareholders’ equity	$ 1,963,971	$ 1,685,508